Significant accounting policies (Tables)	12 Months Ended
Mar. 29, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation and amortization are computed using the straight-line method based on the estimated useful lives of the assets as follows:

Asset	Period
Buildings	Lesser of term of the lease or the economic life
Leasehold improvements	Lesser of term of the lease or the economic life
Software and electronic equipment	3 - 10 years
Molds	2 - 5 years
Furniture and fixtures	5 - 8 years
Equipment and vehicles	3 - 8 years

Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the years ended March 29, 2014, March 30, 2013 and March 31, 2012:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
	(In thousands, except per share data)
Basic (loss) income per common share computation:
Numerator:
Net (loss) income	$(5,801)	$1,513	$219
Denominator:
Weighted-average common shares outstanding	16,617	13,538	11,392
(Loss) income per common share	$(0.35)	$0.11	$0.02
Diluted (loss) income per common share computation:
Numerator:
Net (loss) income	$(5,801)	$1,513	$219
Denominator:
Weighted-average common shares outstanding	16,617	13,538	11,392
Dilutive effect of stock options, warrants and stock appreciation rights (SARs)	—	6	46

Weighted-average common shares outstanding – diluted	16,617	13,544	11,438
Diluted (loss) income per common share	$(0.35)	$0.11	$0.02